Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,430	€ 1,430
Additions	1	49
Disposals	0	0
Share in net income	238	196
Share in changes in equity (note 25.6)	(27)	(2)
Impairment losses	0	0
Dividend	(141)	(211)
Net exchange difference	1	(32)
Ending balance	1,503	1,430
At January 1	2,906	165
Additions	0	2,765
Disposals	(34)	(12)
Share in net income	345	103
Share in changes in equity (note 25.6)	85	(9)
Impairment losses	0	(25)
Dividends	(199)	(81)
Net exchange difference	0	0
Investment In Associates Other	19	0
Investment In Joint Venture Other	0	0
At December 31	€ 3,122	€ 2,906